FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2020
FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

FOR THE YEARS ENDED DECEMBER 31, 2018, 2019 AND 2020

	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative	(21,435,150)	(68,165,230)	(87,638,664)	(13,431,213)
Total operating expenses	(21,435,150)	(68,165,230)	(87,638,664)	(13,431,213)

Loss from operations	(21,435,150)	(68,165,230)	(87,638,664)	(13,431,213)
Impairment on equity investment	—	—	(1,172,755)	(179,733)
Interest expenses	(98,308,205)	(33,154,189)	(2,923,055)	(447,978)
Fair value change on warrants liability	2,251,427	1,292,243	37,851	5,801
Gain on extinguishment of convertible notes	—	—	56,755,902	8,698,223
Gain on waiver of interest-free loan	—	—	35,397,500	5,424,904
Foreign exchange gain (loss)	1,963,364	(1,648,652)	29,578,454	4,533,096
Other expenses, net	(18,180,060)	(1,636,394)	(40,059,304)	(6,139,355)
Loss before income tax expense and share of loss in equity method investment	(133,708,624)	(103,312,222)	(10,024,071)	(1,536,255)
Share of loss in equity method investment	—	—	(2,165,935)	(331,944)
Equity in (loss) income of subsidiaries and VIEs	(83,384,302)	(74,482,946)	410,073,394	62,846,497
Net (loss) income	(217,092,926)	(177,795,168)	397,883,388	60,978,298
Other comprehensive income (loss), net of tax:
Currency translation adjustments	7,241,192	5,426,604	(12,900,251)	(1,977,050)
Total comprehensive (loss) income	(209,851,734)	(172,368,564)	384,983,137	59,001,248

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2019 AND 2020

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
ASSETS
Current assets:
Cash and cash equivalents	143,896	8,545,918	1,309,719
Prepayments and other current assets, net	63,873	4,090,219	626,853
Amounts due from intercompany	1,303,065,115	1,008,125,860	154,502,048
Total current assets	1,303,272,884	1,020,761,997	156,438,620
Investments in subsidiaries and VIEs	(1,681,526,537)	(1,295,612,695)	(198,561,332)

Total assets	(378,253,653)	(274,850,698)	(42,122,712)

LIABILITIES
Current liabilities:
Short-term borrowings	34,881,000	—	—
Accrued expenses and other current liabilities	11,578,754	11,012,592	1,687,754
Warrants	198,600	1,854,957	284,285
Convertible notes	414,127,908	—	—
Total current liabilities	460,786,262	12,867,549	1,972,039
Total liabilities	460,786,262	12,867,549	1,972,039

SHAREHODERS’ EQUITY (DEFICIT)
Class A ordinary shares	7,321,099	17,197,060	2,635,565
Class B ordinary shares	648,709	900,741	138,045
Additional paid-in capital	2,539,552,478	2,695,763,016	413,143,757
Statutory reserves	28,071,982	7,326,560	1,122,844
Accumulated other comprehensive loss	(3,777,952)	(16,678,203)	(2,556,046)
Accumulated deficit	(3,410,856,231)	(2,992,227,421)	(458,578,915)
Total shareholders’ deficit	(839,039,915)	(287,718,247)	(44,094,750)
Total liabilities and shareholders’ equity	(378,253,653)	(274,850,698)	(42,122,711)

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2018 2019 AND 2020

	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				(Note 3)
Cash flows from operating activities:
Net (loss) income	(217,092,926)	(177,795,168)	397,883,388	60,978,298
Adjustments for:
Share-based compensation expenses	3,645,751	21,705,240	55,056,426	8,437,766
Fair value change on warrants liability	(2,251,427)	(1,292,244)	(37,851)	(5,801)
Amortization of discount and interest on convertible notes	98,308,205	33,154,191	2,923,316	448,018
Foreign exchange (gain) loss	(1,963,364)	1,648,652	(29,578,454)	(4,533,096)
Equity in loss (income) of subsidiaries and VIEs	83,384,302	74,482,946	(410,073,394)	(62,846,497)
Consulting fees paid by issuance of shares	4,172,800	35,091,686	6,781,815	1,039,359
Gain on extinguishment of convertible notes	—	—	(56,755,902)	(8,698,223)
Gain on waiver of interest-free loan	—	—	(34,881,000)	(5,345,747)
Payment of issuance cost by issuance of shares	—	—	455,658	69,833
Changes in operating assets and liabilities:
Change in prepayments and other current assets	(2,971)	(1,894)	(4,026,346)	(617,065)
Change in amounts due from intercompany	30,882,203	(28,060,447)	349,361,587	53,542,003
Change in accrued expenses and other current liabilities	898,712	6,329,916	(566,162)	(86,767)
Net cash (used in) provided by operating activities	(18,715)	(34,737,122)	276,543,081	42,382,081

Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants	—	—	47,430,195	7,268,995
Proceeds from the issuance of convertible note	—	—	3,358,369	514,693
Proceeds from other loans	—	34,881,000	—	—
Repayments of convertible notes	—	—	(318,929,623)	(48,878,103)
Net cash provided by (used in) financing activities	—	34,881,000	(268,141,059)	(41,094,415)
Net change in cash and cash equivalents	(18,715)	143,878	8,402,022	1,287,666
Cash and cash equivalents, beginning of year	18,733	18	143,896	22,053
Cash and cash equivalents, end of year	18	143,896	8,545,918	1,309,719

Supplement disclosure of cash flow information:
Interest paid	—	—	36,310,455	5,564,821
Income taxes paid	—	—	—	—